UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment   [ x ]; Amendment number: [ 22 ]
This Amendment (Check only one):  [  ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:        The Southern Fiduciary Group Inc.
Address:     2325 Crestmoor Road, Suite 202
             P.O. Box 158947
             Nashville, Tennessee 37215

Form 13F File Number:  28-2983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701

Signature, Place, and Date of Signing

Ernest Williams III        Nashville, TN    August 15, 2005
   [Signature]             [City, State]        [Date]

Report Type (Check only one.):

[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:      NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:  37
FORM 13F INFORMATION TABLE VALUE TOTAL (X $1,000): $214,664
LIST OF OTHER INCLUDED MANAGERS:
                                      NONE



      COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
                           TITLE OF             VALUE       SHARES/     SH/    INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT     PRN    DSCRETN   MNGERS    SOLE    SHARED    NONE
------------------------------------- -------  --------    ------------------   -----    ------  ---------------------------

Am Retirement Corp            COM    028913101       28716     1964165    SH     SOLE     None    946233     0      1017932
Bancorp South                 COM    059692103         283       12000    SH     SOLE     None     12000     0            0
Belo Corp Cl A                COM    080555105        4403      183678    SH     SOLE     None     74916     0       108762
Berkshire Hath Cl B           COM    084670207       22260        7997    SH     SOLE     None      3216     0         4781
Berry Petroleum 'A'           COM    085789105        6994      132258    SH     SOLE     None     52370     0        79888
Coca-Cola Co                  COM    191216100         234        5600    SH     SOLE     None      3800     0         1800
Correc Crp of Am              COM    22025Y100        4674      119084    SH     SOLE     None     34594     0        84490
DirecTV Group                 COM    25459L106         310       20000    SH     SOLE     None         0     0        20000
Fairfax Financial Hldg        COM    303901102       26654      160566    SH     SOLE     None     61150     0        99416
Gannett Inc                   COM    364730101         782       11000    SH     SOLE     None         0     0        11000
General Electric              COM    369604103         450       12974    SH     SOLE     None         0     0        12974
Gillette Co                   COM    375766102        1314       25948    SH     SOLE     None      6200     0        19748
GTECH Holdings                COM    400518106       18947      647968    SH     SOLE     None    273652     0       374316
HCC Ins Hldgs                 COM    404132102        5690      150240    SH     SOLE     None     56508     0        93732
Intl Flavor & Fragrn          COM    459506101         761       21000    SH     SOLE     None      9300     0        11700
LabOne                        COM    50540L105       26355      662187    SH     SOLE     None    310827     0       351360
Lee Enterprises               COM    523768109        1617       40330    SH     SOLE     None     22030     0        18300
Legacy Hotels                 COM    524919107        3690      623300    SH     SOLE     None    165800     0       457500
Leucadia Natl Corp            COM    527288104        1037       26849    SH     SOLE     None     13200     0        13649
Level 3 Communications        COM    52729N100        1704      839589    SH     SOLE     None    400000     0       439589
Loews Corp                    COM    540424108        9875      127418    SH     SOLE     None     34600     0        92818
McCormick & Co                COM    579780206         490       15000    SH     SOLE     None     15000     0            0
Media General                 COM    584404107         285        4400    SH     SOLE     None      1000     0         3400
Natl Health Investors         COM    63633D104       10695      381002    SH     SOLE     None     86081     0       294921
Natl Health Realty            COM    635905102         566       30425    SH     SOLE     None     21877     0         8548
Natl Healthcare Corp          COM    635906100         831       23521    SH     SOLE     None     21877     0         1644
Pall Corp                     COM    696429307        5908      194600    SH     SOLE     None     56500     0       138100
Ryerson Tull Inc              COM    783755101        1313       92006    SH     SOLE     None      5560     0        86446
Scripps E W Co Cl A           COM    811039106        1810       37090    SH     SOLE     None     23690     0        13400
Syntroleum Corp               COM    871630109       11651     1135536    SH     SOLE     None    456535     0       679001
Tidewater Inc                 COM    886423102        7610      199638    SH     SOLE     None     70900     0       128738
Trustmark Corp                COM    898402102         274        9364    SH     SOLE     None      9364     0            0
Vulcan Materials              COM    929160109        1054       16217    SH     SOLE     None      6000     0        10217
Wal-Mart Stores               COM    931142103         487       10105    SH     SOLE     None         0     0        10105
Washington Post 'B'           COM    939640108         592         709    SH     SOLE     None         0     0          709
Wesco Financial               COM    950817106         594        1651    SH     SOLE     None      1651     0            0
White Mountain Insur          COM    G9618E107        3754        5950    SH     SOLE     None      1200     0         4750

TOTAL                                               206364